Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Costs of services	£ 12,290	£ 12,326	£ 11,890
General and administrative costs	1,126	1,988	1,181
Costs of services and general and administrative costs	13,416	14,314	13,071
Costs of services and general and administrative costs include:
Staff costs (note 5)	7,761	8,137	8,166
Establishment costs	472	516	536
Media pass-through costs	2,523	2,174	1,906
Other costs of services and general and administrative costs	2,660	3,487	2,463
Other pass-through costs	859	811	724
Goodwill impairment (note 11)	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Other impairment charges	26	18	77
Restructuring and transformation costs	251	196	219
Property-related restructuring costs	26	232	18
(Gains)/losses on disposal of investments and subsidiaries	(322)	(7)	36
Legal provision charges/(gains)	£ 68	£ (11)	£ 0